Geographic Information and Concentrations of Risk	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Geographic Information and Concentrations of Risk
14.	Geographic Information and Concentrations of Risk
Concentrations of Risk
Concentration of credit risk
Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains a substantial portion of its cash and cash equivalents in checking and savings accounts with banks. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company is exposed to credit risk in the event of default by the financial institutions holding its cash and cash equivalents to the extent recorded in the balance sheets. While the Company has not experienced any losses in such accounts, the recent failure of Silicon Valley Bank (SVB), at which the Company held cash and cash equivalents in multiple accounts, potentially exposed the Company to significant credit risk prior to the completion by the Federal Deposit Insurance Corporation of the resolution of SVB in a manner that fully protected all depositors. See Note 18.
Subsequent Events
for additional details regarding SVB. The Company generally does not require collateral or other security in support of accounts receivable. The Company periodically reviews the need for an allowance by considering factors such as historical experience, credit quality, the age of the account receivable balances and current economic conditions that may affect a customer’s ability to pay.
As of December 31, 2022 and 2021, no customer represented 10% or more of the Company’s accounts receivable balance.

Concentration of customers
For each of the years ended December 31, 2022 and 2021, no customer represented
10
% or more of the Company’s consolidated revenues.
Concentration of suppliers
For the years ended December 31, 2022 and 2021, one supplier represented
23
% and
22
%, respectively, of the Company’s inventory purchases, accounting for $
6.1
 million and $
4.1
 million in total purchases, respectively.

Revenue concentrations
The Company’s revenues by geographical region is as follow (in thousands):

	Years Ended December 31,
	2022	2021
United States	$10,830	$8,370
China	6,645	5,027
Asia, other	7,219	4,833
Europe	12,694	12,762
Other	3,078	3,422

	$40,466	$34,414

Long-lived assets concentrations
The Company’s long-lived assets by geographical region is as follow (in thousands):

	Years Ended December 31,
	2022	2021
United States	$104	$114
China	298	519
Asia, other	100	—
Europe	1,708	1,939
Other	151	162

	$2,361	$2,734